LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
LOANS RECEIVABLE, NET
LOANS RECEIVABLE, NET

5.LOANS RECEIVABLE, NET

Loans receivable consists of the following:

	December 31,	December 31,
	2022	2023
	RMB	RMB
Loans receivable	19,942,075	29,373,923
Less allowance for loan losses	(1,457,419)	(1,871,431)
Loans receivable, net	18,484,656	27,502,492

5.LOANS RECEIVABLE, NET - continued

As of December 31, 2022 and 2023, the accrued interest receivables are RMB177,767 and RMB 275,557 (net of allowance RMB12,992 and RMB 17,556, respectively), which is recorded under loans receivable.

The following table presents the aging of loans as of December 31, 2022 and 2023:

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2022 (RMB)	171,636	126,801	—	298,437	19,643,638	19,942,075
December 31, 2023 (RMB)	271,957	221,148	—	493,105	28,880,818	29,373,923

The Group has not recorded any financing income on an accrual basis for the loans that are past due for more than 60 days in 2023 (60 days in 2022). Loans are returned to accrual status if they are brought to non-delinquent status or have performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s judgment, will continue to make periodic principal and interest payments as scheduled. For the years ended December 31, 2021, 2022 and 2023, the Group has charged off loans receivable of RMB475,352, RMB1,102,422 and RMB1,844,349, respectively.

Movement of allowance for loan losses is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	421,767	948,893	1,457,419
Provision for loan losses	965,419	1,580,306	2,151,046
Gross write-off	(475,352)	(1,102,422)	(1,844,349)
Recoveries	37,059	30,642	107,315
Balance at end of year	948,893	1,457,419	1,871,431

The principal of loans receivable as of December 31, 2023 by year of origination is as follows:

	2023	2022	2021	Total loans

Loans receivable	28,701,071	672,425	427	29,373,923

The principal of loans receivable as of December 31, 2022 by year of origination is as follows:

	2022	2021	2020	Total loans
Loans receivable	19,062,058	879,975	42	19,942,075